Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of assets and liabilities held for sale [Abstract]
Disclosure of assets and liabilities held for sale
The total assets and liabilities held for sale at 31 December 2023 and 2022, which for 2023 are all in the customers & products segments and for 2022 in the gas & low carbon energy and customers & products segments, are set out in the table below.

		$ million
	2023	2022
Property, plant and equipment	49	693
Goodwill	—	58
Intangible assets	3	—
Loans	1	—
Inventories	—	255
Cash	—	35
Trade and other receivables	98	201
Assets classified as held for sale	151	1,242
Trade and other payables	(1)	(256)
Lease liabilities	(40)	(14)
Provisions	(10)	(36)
Deferred tax liabilities	—	(15)
Defined benefit pension plan and other post-retirement benefit plan deficits	(11)	—
Liabilities directly associated with assets classified as held for sale	(62)	(321)